Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
On September 8, 2011, the Company issued the WCAS Note. Certain affiliates of WCAS are also common stock shareholders as of September 30, 2018.
During the nine months ended September 30, 2017, CRG and WCAS converted debt balances of $25.0 million and $2.5 million, respectively, into shares of 2,500,000 and 250,000 shares of the Company's Series A Preferred Stock, respectively. At the time of the debt restructuring, $0.1 million of remaining debt issuance costs was extinguished and recorded against equity as the lender is also a shareholder of the Company.
On March 28, 2017, CRG participated in an offering of common shares and acquired 4,000,000 shares for $40.0 million.

RELATED PARTY TRANSACTIONS
On September 8, 2011, the Company issued the WCAS Note. Certain affiliates of WCAS are also common stock shareholders as of December 31, 2017. Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured the WCAS Note. WCAS converted $2.1 million of outstanding interest into 1,660,530 shares of Series AB Preferred Stock, which was converted to 49,526 shares of common stock of the Company.
During the year ended December 31, 2016, CRG participated in additional Series AB financings and exercised its Series AB warrants to acquire additional 10,276,030 shares of Valeritas' Series AB Preferred Stock (which represents 314,761 shares of the Company's common stock after the 2016 Merger) of the Company for gross proceeds of $12.8 million. CRG converted its outstanding accrued interest and prepayment premium of approximately $16.5 million into 8,609,824 shares of Valeritas' Series AB preferred stock and 4,649,859 shares of Valeritas' common stock. The share of Series AB Preferred Stock were then converted into 256,744 shares of the Company’s common stock and all shares of Valeritas' capital stock were canceled upon closing of the 2016 Merger. Upon the closing of the 2016 Merger, the aggregate CRG shares of Series AB Preferred Stock were exchanged for 685,970 shares of common stock in the Company. CRG also took part in the Private Placement (see Note 11), contributing an additional $20.0 million for 500,000 shares of the Company's common stock of Valeritas Holdings. CRG held an aggregate of 5,185,968 and 1,185,970 shares of the Company at December 31, 2017 and 2016, respectively.
During the year ended December 31, 2017, CRG and WCAS converted debt balances of $25.0 million and $2.5 million, respectively, into 2,500,000 and 250,000 shares of the Company's Series A Convertible Preferred Stock, respectively. At the time of the debt restructuring, $0.1 million of remaining debt issuance costs was extinguished and recorded against equity as the lender is also a shareholder of the Company.
On March 28, 2017, CRG participated in the Company's initial public offering of common stock, in which it acquired 4,000,000 shares for $40.0 million.